Business combinations - Recognized for the assets acquired and the liabilities (Details) $ in Millions	Dec. 31, 2021 COP ($)
Amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition
Cash and cash equivalents	$ 4,983,234
Accounts receivable	27,487,774
Inventories	120,300
Other financial assets	1,093,941
Current tax assets	477,504
Other assets	682,445
Investments in subsidiaries and joint ventures (Note 13)	5,014,749
Properties, plant, and equipment (Note 14)	17,640,458	[1]
Right of use assets (Note 16)	230,207	[2]
Intangibles (Note 17)	14,326,479	[3]
Deferred tax assets (Note 10.2)	2,075,849
Total Assets	74,132,940
Loans (Note 20)	27,203,432
Leases (Note 16)	255,503	[2]
Accounts payable	1,358,692
Employee Benefits	973,210
Tax liabilities	1,897,786
Provisions and contingencies (Note 23)	947,883	[4]
Other liabilities	1,708,349
Deferred tax liabilities (Note 10.2)	9,953,146
Total Liabilities	44,298,001
Total identifiable net assets	29,834,939
Non-controlling interest	(18,973,080)	[5]
Goodwill derived from the acquisition	3,038,977	[6]
Total consideration transferred, acquisition-date fair value	$ 13,900,836	[7]

[1]	The fair value adjustment of the property, plant and equipment amounts to $5,233,557. The methodologies used to estimate the fair value of the property, plant and equipment and the transmission line easements were the replacement cost and market value estimate through quotations of similar assets. The key assumptions used to estimate the fair value of those assets were: replacement value of fixed assets, market quotations, and the assets useful lives.
[2]	Ecopetrol measured the acquired lease liabilities by discounting the future lease payments for the remaining lease terms using the Ecopetrol Business Group incremental borrowing rate at the date of acquisition. Right-of-use assets were measured at an amount equal to lease liabilities.
[3]	The fair value adjustment of intangible assets with contractual rights was $4,596,134 and were valued by the Multi – period Excess Earnings Method (MEEM) methodology, including the contractual rights’ fair value’s estimates were calculated based on the contractual revenues and the adjusted operational margin of each intangible. The projected operational profit was deducted by the corresponding income tax rate applicable in the jurisdiction, and the estimated contributory asset charges. The projected excess earning was discounted to present value using the entities’ discount rate (WACC, which included an intangible asset premium).
[4]	The fair value adjustment of contingent liabilities which are defined as present obligations that arise from past events and their fair value can be measured reliably was $225,983 and it was determined based on the advice of its legal advisors based on the expected likely outcome of the disputes.
[5]	The non-controlling interest fair value adjustment was measured based on the proportionate share in the recognized amounts of the acquiree’s identifiable net assets. It has two main components: (i) the non-controlling interest fair value adjustment in ISA’s subsidiaries, mainly ISA CTEEP, ISA REP, and Consorcio Transmantaro ($ 890,575); and (ii) the non-controlling interest from Ecopetrol in ISA ($ 10,265,482).
[6]	Goodwill from the acquisition was allocated to the Electric Power Transmission and Toll Roads Concessions Segment.
[7]	The consideration transferred corresponds to the payment made to the former controlling shareholder of ISA, reduced by the dividends received at the time of closing the transaction.